Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Stock Option Plan [Member]
Outstanding and exercisable, Beginning balance
Granted	50,000
Exercised
Expired
Outstanding and exercisable, Ending balance	50,000
Exercisable	10,000
Un-exercisable	40,000
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance
Weighted-Average Exercise Price, Granted	0.23
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Expired
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	0.23
Weighted-Average Exercise Price, Exercisable	0.23
Weighted-Average Exercise Price, Un-exercisable	$ 0.23
Aggregate Intrinsic Value, Outstanding and exercisable, Beginning balance
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Expired
Aggregate Intrinsic Value, Outstanding and exercisable, Ending balance
Aggregate Intrinsic Value Exercisable
Aggregate Intrinsic Value, Un-exercisable
Warrant [Member]
Outstanding and exercisable, Beginning balance	26,396,958	8,751,189	14,723,268
Granted		20,529,386	50,000
Exercised		(2,883,616)
Expired	(1,050,000)		(6,022,080)
Outstanding and exercisable, Ending balance	25,346,958	26,396,958	8,751,189
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance	$ 0.14	$ 0.14	$ 0.13
Weighted-Average Exercise Price, Granted		0.13	0.15
Weighted-Average Exercise Price, Exercised		0.06
Weighted-Average Exercise Price, Expired	0.05		0.13
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 0.14	$ 0.14	$ 0.14
Aggregate Intrinsic Value, Outstanding and exercisable, Beginning balance	$ 3,695,574	$ 406,131	$ 759,284
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Expired			796,408
Aggregate Intrinsic Value, Outstanding and exercisable, Ending balance	$ 3,695,574	$ 3,695,574	$ 406,131